Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019 Option $ / shares	Mar. 31, 2018 Option	Dec. 31, 2018 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | Option	25,945,500	20,720,500	20,720,500
Issued | Option		5,725,000	6,425,000
Cancelled / Expired | Option			(1,200,000)
Outstanding, end of year | Option	25,945,500		25,945,500
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.18		$ 0.23
Weighted Average Exercise Price, Issued | $ / shares			0.12
Weighted Average Exercise Price, Cancelled / Expired | $ / shares			0.18
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.18		$ 0.18